Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock, Shares Authorized		1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	85,564,605	85,564,605	85,564,605
Common Stock, Shares, Issued	85,564,605	85,564,605	85,564,605
Common Stock, Shares, Outstanding	85,564,605	85,564,605	85,564,605
TPG Pace Tech Opportunities Corp [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Shares, Outstanding		45,000,000
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Temporary Equity, Shares Authorized	40,499,299	40,499,299	40,499,299
Temporary Equity, Shares Issued	40,499,299	40,499,299	40,499,299
Temporary Equity, Shares Outstanding	40,499,299	40,499,299	40,499,299
Series C Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Temporary Equity, Shares Authorized	18,586,623	18,586,623	18,586,623
Temporary Equity, Shares Issued	18,586,623	18,586,623	18,586,623
Temporary Equity, Shares Outstanding	18,586,623	18,586,623	18,586,623
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized	7,906,980	7,906,980	7,906,980
Preferred Stock, Shares Issued	7,906,980	7,906,980	7,906,980
Preferred Stock, Shares Outstanding	7,906,980	7,906,980	7,906,980
Series A1 Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized	7,822,681	7,822,681	7,822,681
Preferred Stock, Shares Issued	7,822,681	7,822,681	7,822,681
Preferred Stock, Shares Outstanding	7,822,681	7,822,681	7,822,681
Common Class A [Member] | TPG Pace Tech Opportunities Corp [Member]
Temporary Equity, Shares Issued		2,046,599
Temporary Equity, Shares Outstanding	45,000,000	45,000,000
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00	$ 10.00
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding	0	0	0
Common Stock Shares Subject To Possible Redemption	45,000,000	45,000,000	0
Common Class F [Member] | TPG Pace Tech Opportunities Corp [Member]
Preferred Stock, Shares Authorized			1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Common Stock, Shares, Issued	11,250,000	11,250,000	20,000,000
Common Stock, Shares, Outstanding	11,250,000	11,250,000	20,000,000